Debt (Tables)	12 Months Ended
Mar. 31, 2020
Notes To Financial Statements [Abstract]
Senior Notes in Private Placement [Table Text Block]

	Applicable Note Purchase Agreement	Maturity Date	U.S. Dollar Value at March 31, 2020	U.S. Dollar Value at March 31, 2019
$35,000 Senior notes at 6.43%	2008 Private Placement	August 2020	35,000	35,000
$91,000 Senior notes at 3.20%	2012 Private Placement	December 2022	91,000	91,000
$80,000 Senior notes at 3.35%	2012 Private Placement	December 2024	80,000	80,000
$25,000 Senior notes at 3.55%	2012 Private Placement	December 2027	25,000	25,000
$125,000 Senior notes at 3.45%	2015 Private Placement	May 2025	125,000	125,000
$125,000 Senior notes at 3.55%	2015 Private Placement	May 2027	125,000	125,000
$100,000 Senior notes at 3.70%	2015 Private Placement	May 2030	100,000	100,000
$50,000 Senior notes at 3.93%	2017 Private Placement	February 2027	50,000	50,000
€60,000 Senior notes at 1.86%	2017 Private Placement	February 2027	66,342	67,352
$45,000 Senior notes at 4.03%	2017 Private Placement	February 2029	45,000	45,000
€20,000 Senior notes at 2.04%	2017 Private Placement	February 2029	22,114	22,450
£45,000 Senior notes at 3.04%	2017 Private Placement	February 2029	55,767	58,702
€19,000 Senior notes at 2.30%	2017 Private Placement	February 2032	21,008	21,328
£30,000 Senior notes at 3.17%	2017 Private Placement	February 2032	37,178	39,135
Total Senior Notes			$878,409	$884,967

Schedule of Maturities of Long-term Debt [Table Text Block]	The combined annual aggregate amount of maturities of our outstanding debt by fiscal year is as follows:

2021 (1)	$35,000
2022	—
2023	366,449
2024	—
2025 and thereafter	752,409
Total	$1,153,858
(1) This amount represents a senior note that matures in August 2020. In accordance with ASU 470-10-45, we have presented the note as a long-term liability based on our intention to refinance the note on a long-term basis under our credit facility.
Schedule of Debt	Indebtedness as of March 31, 2020 and 2019 was as follows:

	2020	2019
Credit Agreement	$275,449	$301,846
Private Placement	878,409	884,967
Deferred financing fees	(3,337)	(3,619)
Other	—	33
Total long term debt	$1,150,521	$1,183,227